CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Retained earnings	$ 117,852	$ 110,821
Common dividends declared (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Retained earnings | Accounting Standards Update 2014-01
Total impact to Retained earnings	(349)
Adjustment to opening balance, net of taxes				(282)	[1]
Restatement Adjustment | Accounting Standards Update 2014-01
Retained earnings	$ (3)	$ (14)	$ (50)

[1]	Citi adopted ASU 2014-01 Investments-Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Affordable Housing (adoption of LIHTC), in the first quarter of 2015 on a retrospective basis. This adjustment to opening Retained earnings represents the impact to periods prior to January 1, 2012 and is shown as an adjustment to the opening balance since 2012 is the earliest period disclosed in this statement. The ($349) million total impact to Retained earnings resulting from the adoption of LIHTC was comprised of the ($282) million impact prior to 2012 and the ($50) million, ($14) million and ($3) million impact to Retained earnings in 2012, 2013 and 2014, respectively. See Note 1 to the Consolidated Financial Statements for additional information.